Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Schedule of financial position relating to leases	The statements of financial position shows the following amounts relating to leases:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Right-of-use assets
Buildings	$33,780	$16,798	$10,867
Vehicles	6,615	3,191	1,835
Equipment	125	160	196
	$40,520	$20,149	$12,897

Lease liabilities
Current	$6,533	$4,646	$3,417
Non-current	32,520	15,354	9,009
	$39,053	$20,000	$12,426

Schedule of maturity analysis of the lease liabilities	The table below shows a maturity analysis of the lease liabilities as on December 31, 2024:

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contrac tual cash flows	Carrying value
Lease liabilities	$8,047	14,499	11,171	11,829	$45,547	$39,053

Schedule of total lease liabilities recognized in our statement of financial position	The consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss shows the following amounts relating to leases:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Depreciation charges
Buildings	$3,657	$2,839	$2,179
Vehicles	2,067	971	735
Equipment	35	36	35
	$5,759	$3,846	$2,949

Interest expense (included in finance cost)	$2,072	$693	$1,343